ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
Advance to consumers on behalf of financing partners		$ 306	¥ 2,135	¥ 521,908
Advance to consumers on behalf of financing partners subsequent paid by financing partner	¥ 2,100